Prepaid expenses and other current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets
Advances to suppliers of inventories	$ 2,163,450	$ 613,188	$ 628,286
Prepaid expenses for services	264,208	303,345	280,950
Prepaid expenses for insurance and sureties	95,441	74,565	128,178
Other current assets	234,024	230,157	189,782
Total	$ 2,757,123	$ 1,221,255	$ 1,227,196